Note 11 - Intangible Assets, Net (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Gross
	Carrying	Accumulated	Asset
	Amount	Amortization	Write-off	Net

Developed technologies	$2,564	$(1,366)	$(1,198)	$-
Other	317	(286)	-	31
	$2,881	$(1,652)	$(1,198)	$31

	Gross
	Carrying	Accumulated
	Amount	Amortization	Net

Developed technologies	$2,564	$(1,093)	$1,471
Customer relationship	261	(261)	-
Tradename	56	(56)	-
Other	317	(223)	94
	$3,198	$(1,633)	$1,565